THE UNION CENTRAL LIFE INSURANCE COMPANY
                               ("Union Central")

                                CARILLON ACCOUNT
                             CARILLON LIFE ACCOUNT
                             ("Separate Accounts")

                                 Supplement to:
                                Advantage VA III
                          Prospectus Dated May 1, 2010

                             Excel Accumulator VUL
                          Prospectus Dated May 1, 2008

                       Supplement Dated September 2, 2010


In the prospectuses for the products listed above, the portfolio objectives chart is updated, effective July 16, 2010, to read as follows:

------------------------------------------------- ------------------------------------------------
                   FUND NAME                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                     Portfolio Type / Summary of Investment Strategy
------------------------------------------------- ------------------------------------------------
          American Century Investments              American Century Investment Management, Inc.
------------------------------------------------- ------------------------------------------------
American Century VP International Fund, Class I   Capital growth.
------------------------------------------------- ------------------------------------------------

Please see the American Century Investments VP International Fund prospectus, as supplemented, for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.
    If you do not have a current prospectus, please contact Union Central at
                                1-800-319-6902.